Accrued Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Salaries, benefits and related expenses	$ 657,628	$ 771,137
Professional fees	421,966	114,676
Warranty expense	288,110
Taxes	62,283	35,810
Other	812	75,853
Total	$ 1,430,799	$ 997,476